Document And Entity Information - CAD ($)	12 Months Ended
	Nov. 30, 2018	Feb. 14, 2019	May 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Trading Symbol	ipci
Document Type	6-K
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding		0
Entity Public Float			$ 0
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Document Period End Date	Nov. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY